Note 7 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023
Amortization Expense of Intangible Assets		$ 5,000	$ 5,000
Impairment of Intangible Assets (Excluding Goodwill)		$ 0	$ 5,600
Neos Therapeutics, Inc. [Member]
Impairment of Intangible Assets (Excluding Goodwill)	$ 2,600
Rx Segment [Member] | Patented Technology [Member] | ADHD Portfolio [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		16 years
Tris Karbinal Agreement [Member]
Supply and Distribution Agreement, Extension Term (Year)		20 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life, Renewable Period (Year)		1 year
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life, Renewable Period (Year)		20 years